Document And Entity Information	Nov. 17, 2025
Document Information [Line Items]
Entity, Registrant Name	BioLargo, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 14, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-19709
Entity, Tax Identification Number	65-0159115
Entity, Address, Address Line One	14921 Chestnut St.
Entity, Address, City or Town	Westminster
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92683
City Area Code	888
Local Phone Number	400-2863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLGO
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000880242